24 Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	2020 Number	2020 £	2019 Number	2019 £	2018 Number	2018 £
At 31 December
Ordinary shares of £0.001 each	63,073,852	63,074	23,494,981	23,495	3,059,207	3,059
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,063,075		1,023,496		1,003,060

Schedule of detailed information about type of Share Issue

The Company has the authority to purchase the deferred shares and may require the holder of the deferred shares to sell them for a price not exceeding 1p for all the deferred shares.

		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2018		3,054,207	1,000,001		69,870
2018
1 August 2018	Share issue to SIPP trustee (see note 27)	5,000		0.001	–
At 31 December 2018		3,059,207	1,000,001		69,870
2019
26 February 2019	Subscription, Placing and Open Offer	17,410,774		0.77	13,406
8 October 2019	Share issue to SIPP trustee (see note 27)	25,000		0.001	–
29 October 2019	Registered Direct Offering	3,000,000		0.7874	2,362
At 31 December 2019		23,494,981	1,000,001		85,638
2020
18 May 2020	Placing & Registered Direct Offering	15,757,576		0.27	4,255
27 July 2020	Placing	21,296,295		0.27	5,750
19 August 2020	Exercise of warrants	2,500,000			783
30 September 2020	Share issue to SIPP trustee (see note 27)	25,000		0.001	–
At 31 December 2020		63,073,852	1,000,001		96,426